CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthtical) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash Cash Equivalents And Restricted Cash Beginning Of Period Abstract [Abstract]
Cash and cash equivalents	$ 20,980		$ 22,679	$ 15,452		$ 18,915
Restricted cash - current asset	5,958		6,962	11,918		8,055
Restricted cash - non-current asset	13,404		13,640	14,076		14,154
Cash, cash equivalents and restricted cash, beginning of period	40,342	$ 48,816	43,281	41,446	$ 41,761	$ 41,124
Cash Cash Equivalents And Restricted Cash End Of Period [Abstract]
Cash and cash equivalents	20,980		22,679	15,452
Restricted cash - current asset	5,958		6,962	11,918
Restricted cash - non-current asset	13,404		13,640	14,076
Cash, cash equivalents and restricted cash, end of period	$ 40,342	$ 48,816	$ 43,281	$ 41,446	$ 41,761